As filed with the Securities and Exchange Commission on August 28, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number:	811-22074

Dividend Capital Global Real Estate Fund of Funds, L.P.

(Exact Name of the Registrant as Specified in Charter)

518 17th Street, 17th Floor, Denver, CO 80202
(Address of Principal Executive Offices - Zip Code)

Derek Mullins

Secretary and Assistant Treasurer

518 17th Street, 17th Floor

Denver, CO 80202

(Names and Addresses of agents for service)

Registrant’s Telephone Number, including area code: 303-228-2200

Date of fiscal year end: June 30th

Date of reporting period: June 30, 2008

Item 1.	Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”).

Dividend Capital

Dividend Capital Global Real Estate

Fund of Funds, L.P.

Annual Report

June 30, 2008

Dividend Capital

Global Real Estate Fund of Funds

2008 Annual Report	1

DIVIDEND CAPITAL GLOBAL REAL ESTATE FUND OF FUNDS, L.P.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008

ASSETS:
Cash	$349,451
Deferred Offering Costs	1,237,617

TOTAL ASSETS	1,587,068

LIABILITIES
Accrued offering costs	1,237,617
Accrued organizational costs	201,611

TOTAL LIABILITIES	1,439,228

NET ASSETS	$147,840

COMPONENTS OF NET ASSETS:
Paid-in capital (unlimited number of partnership units available without par value authorized)	147,840
NET ASSETS	$147,840

UNITS OUTSTANDING AND NET ASSET VALUE PER UNITS:

Units outstanding	154
Net asset value per unit	$960.00
Offering price per unit	$1,000.00

See “Notes to Financial Statements” for further information

2008 Annual Report	2

DIVIDEND CAPITAL GLOBAL REAL ESTATE FUND OF FUNDS, L.P.

STATEMENT OF OPERATIONS

For the period from March 31, 2008 (commencement of operations) to June 30, 2008
INVESTMENT INCOME	$0
TOTAL EXPENSES	0

NET INVESTMENT INCOME	$0

See “Notes to Financial Statements” for further information

2008 Annual Report	3

DIVIDEND CAPITAL GLOBAL REAL ESTATE FUND OF FUNDS, L.P.

STATEMENT OF CHANGES IN NET ASSETS

For the period from March 31, 2008 (commencement of operations) to June 30, 2008
OPERATIONS
Net investment income	$0

BENEFICIAL INTEREST TRANSACTIONS
Change in net assets from beneficial interest transactions	0

NET INCREASE IN NET ASSETS	0

NET ASSETS
Beginning of Period	147,840

End of Period	$147,840

OTHER INFORMATION UNIT TRANSACTIONS
Sold	0
Redeemed	0

Net increase in units outstanding	0

See “Notes to Financial Statements” for further information

2008 Annual Report	4

DIVIDEND CAPITAL GLOBAL REAL ESTATE FUND OF FUNDS, L.P.

FINANCIAL HIGHLIGHTS

For a unit outstanding through the period presented

For the period from March 31, 2008 (commencement of operations) to June 30, 2008
Net asset value - beginning of the period	$960.00

Investment operations
Total from investment operations	0.00

Net asset value - end of period	$960.00

Ratios/Supplemental Data
Net assets, end of period	$147,840

Total Return	0.00%

Ratios to average net assets of:
Net investment income to average net assets	0.00%

Expenses to average net assets	0.00%

See “Notes to Financial Statements” for further information

2008 Annual Report	5

DIVIDEND CAPITAL GLOBAL REAL ESTATE FUND OF FUNDS, L.P.

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Dividend Capital Global Real Estate Fund of Funds, L.P. (the “Partnership”) is a newly organized, non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Partnership was formed as a Delaware limited partnership on May 2, 2007, and organized pursuant to an Agreement of Limited Partnership, as the same may be subsequently amended and restated, governed by the laws of the State of Delaware. The Partnership’s investment objective is to seek capital appreciation. The Partnership will seek to achieve its investment objective through investments in a portfolio of U.S.-related and global real estate private equity funds through a “fund of funds” structure. In normal market conditions, the Partnership intends to invest its capital in preferred and common equity securities, including limited partnership and membership interests, representing interests in, and joint ventures and co-investments with, real estate private equity funds (“Portfolio Funds”) managed by third party managers that, in the view of the Partnership’s investment adviser, exhibit, or have potential for, superior performance. Investments in Portfolio Funds will require the Partnership to agree to commit a specified amount of capital to such funds, which funds will in turn call this capital over time. Until such time as the Partnership’s capital is drawn down by Portfolio Funds, the Partnership will invest in U.S. government securities and cash equivalent and short-term debt securities.

Initial capitalization for the Partnership was provided by Black Creek FOF Advisor LLC (the “Adviser”) as follows:

Organization Date	May 2, 2007
Initial Capitalization Date	February 11, 2008
Amount of Initial Capitalization	$147,840
Limited Partnership Units Issued at Capitalization	154

Organizational and Offering Costs

Dividend Capital GREFOF GP, LLC, (the “General Partner”) will pay for all legal and other offering expenses (other than underwriting compensation) incurred in offering the units, provided that the Partnership will reimburse the General Partner for such expenses in an amount equal to 0.50% of newly contributed capital at each closing, subject to the approval of the board of directors of the Partnership (the “Board”), the members of which are referred to as “Directors.” The aggregate reimbursable offering expenses incurred through June 30, 2008 by the Partnership are $1,237,617, which includes $1,112,354 of offering costs incurred from organization date through initial capitalization date. Offering costs incurred through June 30, 2008 have been reported on the Statement of Assets and Liabilities as deferred offering costs. These offering costs, as well as offering costs incurred subsequent to June 30, 2008, will be charged to paid in capital upon sale of the shares to the public or reimbursed by the Adviser.

Organization expenses incurred through June 30, 2008 are $210,497. The Partnership will pay $201,611 of the organizational expenses, representing organizational expenses incurred from organization date through initial capitalization date from its seed capital prior to the initial closing. The General Partner has agreed to pay the remaining $8,886 of organizational expenses.

Portfolio Valuation

The Partnership will compute its net asset value at least twice annually at the close of its annual and semi-annual fiscal periods and in connection with each sale of units.

2008 Annual Report	6

The Partnership will value its investments in Portfolio Funds pursuant to procedures approved by its Board. The Board has delegated the day to day responsibility for determining these fair values to the Adviser. Before investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund to determine that the valuation procedures used by the Portfolio Fund are not inconsistent with the responsibility of the Adviser and the Board to determine the net asset value of the units. After investing in a Portfolio Fund, the Adviser will monitor the valuation methodology used by the Portfolio Fund. Although the procedures approved by the Board provide that the Adviser will review the valuations provided by the Portfolio Fund, neither the Adviser nor the Board will be able to confirm independently the accuracy of valuations provided by such Portfolio Fund (which are unaudited, except for year-end valuations).

Based on the Adviser’s review of each Portfolio Fund’s valuation methodology, the Partnership generally will value its investment in a Portfolio Fund at the value last reported by the Portfolio Fund. Upon the occurrence of any event that causes the Adviser or the Board to believe that it is no longer reasonable to rely on the valuation reports provided by a Portfolio Fund, the Adviser will determine the fair value of the Partnership’s investment in such Portfolio Fund after taking into consideration all of the facts and circumstances relating to the Portfolio Fund (including the most recent value reported by the Portfolio Fund) and promptly report to the Board any steps taken to determine the fair value of the investment in light of such facts and circumstances. In those circumstances, the Partnership might value its interest in a Portfolio Fund at a discount or a premium to the value it receives from the Portfolio Fund. The Partnership’s fair valuation procedures provide that, following a contribution of capital to a Portfolio Fund and prior to the receipt of a valuation report from the Portfolio Fund after the contribution is made and consistent with the rules governing the valuation of portfolio securities under the 1940 Act, investments in Portfolio Funds may be valued at cost.

The valuations reported by the Portfolio Funds, upon which the Partnership calculates its net asset value, may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by those Portfolio Funds’ independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time.

Assets managed by Dividend Capital Investments, LLC (‘the Sub-Adviser”) will be valued as described below:

Domestic exchange traded securities and securities included in the Nasdaq National Market System will be valued at their last sale prices as reported on the exchange where such securities are principally traded. If no sales of such securities are reported on a particular day, the securities will be valued at the mean of their bid and ask prices. In the event that exchange quotations are not available, a price will be obtained and used from an independent broker-dealer. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at the mean of their bid and ask prices. Listed options or futures contracts will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser in accordance with the Partnership’s fair valuation procedures.

2008 Annual Report	7

Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Board will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Board, such as U.S. Government and Agency Securities.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S. Foreign exchange rates also are determined before such close. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such significant events materially affect the values of securities held by the Partnership or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

The Partnership adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” as well as FASB Standards No. 159 (“FAS 159”), “Fair Value Option for Financial Assets and Financial Liabilities – Including an amendment of FASB Statement No. 115”, on March 31, 2008. Management has determined there is no impact to the Partnership as a result of adopting FAS 159. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Partnership’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments)

Concentration of Credit Risk

Cash at June 30, 2008 is on deposit at State Street Bank.

2008 Annual Report	8

Distributions to Unitholders

In general, the unitholders will receive distributions in the following order of priority:

•

100% to the unitholders, on a pro rata basis, until they receive distributions equal to their contribution plus a 9.00% per annum annually compounded cumulative return (the “Preferred Return”) thereon; then

•

50% to the unitholders, on a pro rata basis, and 50% to the General Partner as a “catch-up” until the General Partner has received 5.00% of the total profits distributed pursuant to this paragraph and to satisfy the Preferred Return; then

•	95% to all unitholders, on a pro rata basis, and 5.00% to the General Partner.

Although the Partnership cannot state with certainty when distributions shall commence, beginning with the Partnership’s initial distribution, the Partnership intends to make regular quarterly distributions to the unitholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Partnership will make regular semi-annual distributions to the unitholders of all or a portion of capital gains distributed to the Partnership by Portfolio Funds and capital gains earned by the Partnership from the disposition of Portfolio Fund investments, together with any dividends or interest income earned from such investments. The Partnership will maintain reasonable reserves to meet Partnership obligations prior to making distributions

Securities Transactions and Investment Income

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and income tax purposes.

Use of Estimates

The Partnership’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Taxes

No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the partners of the Partnership is to include its respective share of the Partnership’s realized profits or losses in its individual tax returns. The Partnership files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

2008 Annual Report	9

Net investment income (loss) and net realized gain (loss) may differ from financial statements and tax purposes. These differences are primarily due to the treatment of certain investment securities and distribution allocations. These permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified.

For the period ended June 30, 2008 the Partnership recorded the following reclassifications to the accounts listed below:

Paid-in Capital	Increase/(Decrease) (Over)/(Undistributed) Net Investment Income
($201,611)	$201,611

Net assets of the Partnership were not affected by the reclassifications.

Effective March 31, 2008, the Partnership adopted the provisions of FASB Interpretation 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) – an interpretation of FASB Statement 109. FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements and applies to all open tax years as of the effective date. As of June 30, 2008, there was no impact to the Partnership’s financial statements as a result of the adoption of FIN 48.

2. CAPITAL TRANSACTIONS

Transactions in Limited Partnership Units for the period ended June 30, 2008 were as follows:

For the period from March 31, 2008 (commencement of operations) to June 30, 2008
Limited Partnership Units outstanding – beginning of period	154
Limited Partnership Units sold	—
Limit Partnership Units outstanding – end of period	154

3. PORTFOLIO SECURITIES

There was no purchase or sales activity for the period ended June 30, 2008.

4. INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATION AGREEMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as the Partnership’s investment adviser and administrator. Pursuant to an Investment Advisory Agreement with the Partnership, as compensation for its services to the Partnership, BCFOF receives an annual investment advisory fee in an amount equal to 1.50% of the contributed capital, payable monthly in arrears, until the end of the first anniversary of the final closing and thereafter at an annual rate of 1.50% of contributed capital, less contributed capital that was returned to unitholders.

2008 Annual Report	10

Pursuant to an Administration Agreement with the Partnership, as compensation for its services to the Partnership, BCFOF receives an annual administration fee at a rate of 0.25% of contributed capital, payable monthly in arrears, until the end of the first anniversary of the final closing and thereafter at an annual rate of 0.25% of contributed capital, less contributed capital that was returned to unitholders. The Adviser has entered into a sub-administration and transfer agent agreement with ALPS Fund Services, Inc. (“ALPS”). Under this agreement ALPS will calculate the net asset value of the Partnership, perform investor record keeping services and perform certain other administrative services for the Partnership. ALPS will be compensated by the Adviser (not by the Partnership) for providing these services.

The Adviser has engaged an affiliated sub-adviser, Dividend Capital Investments, LLC (the “Sub-Adviser”) to manage the non-Portfolio Fund assets. The Adviser will pay, out of its own assets, a portion of the advisory fee to the Sub-Adviser, in an amount equal to 0.35% of the fair value of the non-Portfolio Fund assets managed by the Sub-Adviser.

Directors of the Partnership who are “interested persons” of the Partnership do not receive any compensation from the Partnership. Each of the Independent Directors will be paid from the Partnership an annual retainer of $20,000, and a fee of $2,000 and reimbursement for related expenses for each meeting of the Board he attends once the Partnership has its first closing. Each Independent Director receives from the Partnership a fee of $1,000 for each telephonic Board meeting he attends. The Chairman of the Board receives from the Partnership an additional annual retainer of $10,000.

Certain officers of the Partnership are also officers of the Adviser.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008 the FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Partnership is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Partnership’s financial statements.

2008 Annual Report	11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Partners

Dividend Capital Global Real Estate Fund of Funds, L.P.

We have audited the accompanying statement of assets and liabilities of Dividend Capital Global Real Estate Fund of Funds, L.P. (the “Fund”) as of June 30, 2008, and the related statements of operations and changes in net assets and financial highlights for the period from March 31, 2008 (commencement of operations) to June 30, 2008. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dividend Capital Global Real Estate Fund of Funds, L.P. as of June 30, 2008 and the results of its operations, changes in its net assets and its financial highlights for the period from March 31, 2008 (commencement of operations) to June 30, 2008, in conformity with U.S. generally accepted accounting principles.

Denver, Colorado

August 26, 2008

2008 Annual Report	12

APPROVAL OF COMPENSATION ARRANGEMENTS (UNAUDITED)

At a meeting held on December 4, 2007, the Board, including all of the non-interested Directors (“ Independent Directors”), unanimously concluded that the compensation to be paid (1) by the Partnership to the General Partner pursuant to the Partnership Agreement; (2) by the Partnership to the Adviser pursuant to the Investment Advisory Agreement; and (3) by the Adviser to the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement in each case was fair and reasonable in light of the services to be provided (all such Investment Advisory and Sub-Investment Advisory Agreements and compensation to be referred to as the “Compensation Arrangements”, and the General Partner, Adviser, and Sub-Adviser to be referred to as the “Advisory Group”). Accordingly, the Board, including all of the Independent Directors, unanimously approved the Compensation Arrangements. In considering whether to approve the Partnership’s Compensation Arrangements, the Board reviewed materials prepared by the Advisory Group, which included, among other things, fee, carried interest, and expense comparisons of funds of funds with investment objectives and policies similar to those of the Partnership. The Board also reviewed a memorandum prepared by independent counsel outlining the legal duties of the Board when approving advisory agreements. The Board considered factors relating to both the selection of each entity within the Advisory Group and the approval of the compensatory fees when reviewing the Compensation Arrangements. In particular, the Board considered the following factors:

(i) The nature, extent and quality of services to be provided by the Advisory Group. The Directors reviewed the services to be provided by the General Partner, including, but not limited to, the creation, analysis and recommendation to the Partnership of Partnership investment objectives policies, strategies, and restrictions, and the general oversight of the Adviser. The Directors also reviewed the services that the Adviser would provide to the Partnership, including, but not limited to, making the day-to-day investment decisions for the Partnership, and generally managing the Partnership’s investments in accordance with the stated investment objective and policies of the Partnership. The Directors received information from the Adviser concerning the investment philosophy and investment process that the Adviser would apply in managing the Partnership. The Directors also considered the Adviser’s in-house research and analytical capabilities as well as other resources available to the Adviser’s personnel. The Directors also discussed with officers and the Portfolio Manager of the Partnership the investment strategy of the Partnership and the type of transactions that would be made on behalf of the Partnership. Additionally, the Directors considered the Portfolio Manager’s substantial experience in the private real estate fund sector, its history, reputation and background, and the general level of professional resources that the Portfolio Manager would make available to the Partnership. The Directors also reviewed the services to be provided by the Sub-Adviser, including, but not limited to, managing the Partnership’s short-term investments on a discretionary basis. The Board concluded that the nature, extent and quality of the services to be provided by the Advisory Group supported approval of the Compensation Arrangements.

(ii) Investment Performance of the Partnership and the Advisory Group. As a newly organized Partnership with no operating history, it was noted that there was no applicable Partnership or Advisory Group performance to review in connection with the Board’s consideration of the Compensation Arrangements.

(iii) Consideration of Advisory Fee; Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Partnership. The Directors considered the level of investment management fees to be paid by the Partnership to the Advisory Group and the projected profitability of the Advisory Group during the initial term of the Compensation Arrangements.

2008 Annual Report	13

As part of their analysis, the Directors considered revenue and expense estimates compiled by the Adviser, and discussed the methodology utilized by the Advisory Group in arriving at the profitability estimates. In reviewing the proposed Compensation Arrangements, the Directors considered fees paid by other real estate funds of funds, noting that the fee proposed to be paid by the Partnership to the Advisory Group was within the range of fees charged to the peer group of the funds of funds presented to the Board. The Board concluded that the Advisory Group’s estimated profitability is not excessive.

(iv) The extent to which economies of scale would be realized as the Partnership grows and whether fee levels would reflect such economies of scale. The Directors considered that the fee, carried interest and overall expense ratio of the Partnership were reasonable and consistent with those of comparable funds of funds, and noted that as capital-raising commences, it is likely that the Partnership could grow significantly in the near term in a manner that would result in the Partnership realizing economies of scale.

(v) Fall-out benefits. The Directors also considered certain “fall-out” benefits to be received by the Advisory Group, including reputational benefits to the Advisory Group. The Board also considered that the Adviser is compensated under the Administration Agreement for certain administrative services provided to the Partnership. Finally, the Board considered that the affiliated Distributor would also be compensated at a rate of 4% on contributed capital, and that the Distributor would keep 1% and may reallow 3% to selling agents. The Board concluded that the benefits to be received by the Advisory Group and the Distributor were fair and reasonable in light of the services provided by the Advisory Group and the Distributor, and similar to those received by other general partners, investment advisers and distributors in comparable situations.

In considering the Compensation Arrangements, the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Partnership’s surrounding circumstances. After considering the above factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that approval of the Investment Advisory Agreement and the Sub-Investment Advisory Agreement was in the best interest of the Partnership and its limited partners and that compensation to be paid (1) by the Partnership to the General Partner pursuant to the Partnership Agreement; (2) by the Partnership to the Adviser pursuant to the Investment Advisory Agreement; and (3) by the Adviser to the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement was fair and reasonable in light of the services to be provided.

2008 Annual Report	14

DIRECTORS AND OFFICERS (UNAUDITED)

The business and affairs of the Partnership are managed under the direction of the Board. The Board approves all significant agreements between the Partnership and persons or companies furnishing services to it, including the Partnership’s agreements with the Adviser, administrator, custodian and transfer agent. The management of the Partnership’s day-to-day operations is delegated to its officers and the Adviser, subject always to the investment objectives and policies of the Partnership and to the general supervision of the Board.

Basic information about the identity and experience of each Director and officer is set forth in the charts below.

The Directors of the Partnership, their age, the position they hold with the Partnership, their term of office and the length of time served, their principal occupations for at least the past five years, the number of portfolios they oversee within the Dividend Capital fund complex (“Fund Complex”), and other directorships held by each Director are set forth below.

Name, Address, Age and Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director Outside the Fund Complex
INDEPENDENT DIRECTORS*:

Robin Josephs (47)	Since December 2007	Starwood Capital Group, Managing Director (07/2005 — 1/2007).	1	iStar Financial (1998 — Present), Plum Creek Timber (2004 — Present)

John Roberts, Jr. (44)	Since December 2007	AMB Capital Partners, President (05/1997 — Present).	1	N/A

James F. Risoleo (52)	Since March, 2008	Host Hotels and Resorts, Chief Investment Officer and Executive Vice President (07/1996 — Present)	1	N/A
INTERESTED DIRECTORS:
Howard J. Margolis*** (42)	Since May 2007	Black Creek Capital, Managing Director (since 08/2006); formerly, Government of Singapore Investment Corporation, Senior Vice President — Real Estate (05/2003 — 07/2006); UBS Investment Banking, Executive Director — Real Estate (05/1996 — 04/2003).	1	N/A

*	The address of the Partnership is 518 17th Street, 17th Floor, Denver, Colorado 80202
**	Includes the Partnership.
***

Mr. Margolis is deemed to be an “interested person” as defined in Section 2(a)(19) of the 1940 Act (“Interested Director”), because of his affiliation with the Partnership’s adviser, Black Creek FOF Advisors, LLC.

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The officers of the Partnership, their age, position and principal occupations for at least the past five years are set forth below.

Name and Age	Title	Principal Occupation During the Past Five Years and Other Affiliations
Howard Margolis (42)	President and Treasurer	Black Creek Capital, Managing Director (since 08/2006); formerly, Government of Singapore Investment Corporation, Senior Vice President — Real Estate (05/2003 — 07/2006); UBS Investment Banking, Executive Director — Real Estate (05/1996 — 04/2003).

Yasmine Uzmez (36)	Vice President and Assistant Secretary	Black Creek Capital, Director (since 05/2008); formerly, CB Richard Ellis, Vice President and Senior Associate (02/2003 to 05/2008)

Derek Mullins (34)	Secretary and Assistant Treasurer	Dividend Capital Investments LLC, Director of Operations (since 01/2007); and Manager of Fund Operations (11/2004 to 12/2006); formerly, ALPS Mutual Funds Services Inc., Manager of Fund Administration (11/2003 — 10/2004) and Fund Controller (01/1999 — 10/2003); Secretary and Assistant Treasurer of other Dividend Capital Sponsored Closed-End Funds.

Richard Grove (38)	Chief Compliance Officer	Dividend Capital Investments LLC, Vice President and Chief Compliance Officer (since 08/2007); Madison Capital Advisors, LLC, Vice President and Chief Compliance Officer (05/2005 — 07/2007); Janus Capital Group, Assistant Vice President of Compliance (01/2005 — 04/2005); Janus Capital Group, Director of Compliance (02/2002 — 01/2005); Chief Compliance Officer of other Dividend Capital Sponsored Closed-End Funds.

COMPLIANCE WITH SECTION 16(A) OF THE SECURITIES

EXCHANGE ACT OF 1934 (UNAUDITED)

Section 16(a) of the 1934 Act and Section 30(h) of the 1940 Act, as applied to the Partnership, require the Partnership’s officers and Directors, Adviser, certain affiliates of the Adviser, and persons who beneficially own more than 10% of a registered class of the Partnership’s securities (“Reporting Persons”), to file reports of ownership of the Partnership’s securities and changes in such ownership

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with the SEC and the New York Stock Exchange. Reporting Persons are also required by such regulations to furnish the Partnership with copies of all Section 16(a) forms they file.

Based solely on its review of the copies of such forms received by it and written representations of certain Reporting Persons, all required Section 16(a) ownership reports were filed. However, due to administrative complications, the “Initial Statement of Beneficial Ownership” (Form 3) was not filed within the ten day reporting period for the following individuals: Yasmine Uzmez, Amitabh C. Godha, Francisco J. Barrios, Stuart Baldwin, Howard J. Margolis, Gregory M. Moran, Charles Song, Derek J. Mullins, and Richard A. Grove.

PROXY VOTING POLICIES & PROCEDURES (UNAUDITED)

A copy of (1) the Partnership’s policies and procedures with respect to the voting of proxies relating to the Partnership’s Investment Funds; and (2) how the Partnership voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Partnership at 866.324.7348. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS (UNAUDITED)

The Partnership files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Partnership’s Forms N-Q will be available without charge, upon request, by contacting the Partnership at 866.324.7348 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1.800.SEC.0330.

PRIVACY POLICY (UNAUDITED)

We are required by federal law to provide you with a copy of our privacy policy annually.

The Partnership is committed to maintaining the privacy of its unitholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Partnership collects, how the Partnership protects that information and why in certain cases the Partnership may share this information with others.

The Partnership does not disclose any non-public personal information about its unitholders or former unitholders to anyone, except as permitted by law or as is necessary to service shareholder accounts. The Partnership restricts access to non-public personal information about its unitholders to the Adviser’s employees with a legitimate business need for the information.

ADDITIONAL INFORMATION

The Partnership’s Statements of Additional Information includes additional information about the Directors and is available, without charge, by calling 866.324.7348. During the period, there were no material changes in the Partnership’s investment objective or policies or to the Partnership’s charter or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Partnership. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Partnership’s portfolio.

The Partnership will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Partnership at 866.324.7348.

2008 Annual Report	17

KEY INFORMATION

Key Information	Directors and Officers

Investment Adviser and Administrator Black Creek FOF Advisors 518 17th Street, 17th Floor Denver, CO 80202	John Roberts Independent Director and Chairman of the Board

Investment Sub-Adviser Dividend Capital Investments LLC 518 17th Street, 17th Floor Denver, Colorado 80202	Robin Josephs Independent Director

Distributor Dividend Capital Securities LLC 518 17th Street, 17th Floor Denver, Colorado 80202	James Risoleo Independent Director

Sub-Administrator and Transfer Agent ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	Howard Margolis President, Treasurer and Director

Custodian State Street Bank and Trust Co. 801 Pennsylvania Kansas City, MO 64105	Yasmine Uzmez Vice President and Assistant Secretary

Counsel to the Partnership Skadden, Arps, Slate, Meagher & Flom LLP 4 Times Square New York, NY 10036	Derek Mullins Secretary and Assistant Treasurer

Independent Registered Public Accounting Firm McGladrey and Pullen LLP 555 17th Street, Suite 1000 Denver, Colorado 80202	Rick Grove Chief Compliance Officer

Tax Accounting Firm RSM McGladrey Inc. 555 17th Street, Suite 1000 Denver, Colorado 80202

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of fund units. Statements and other information contained in this report are as dated and are subject to change.

2008 Annual Report	18

The fund is neither insured nor guaranteed by the

U.S. government, the FDIC, the Federal Reserve

Board or any other governmental agency or insurer.

This report must be accompanied or preceded by a

current prospectus. For more information please call

866.DCG.REIT (324.7348).

Dividend Capital

Global Real Estate Fund of Funds

Dividend Capital Securities LLC | Member FINRA | 518 17th Street, 17th Floor

Denver, CO 80202 | 866.DCG.REIT (324.7348)

Item 2.	Code of Ethics

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert

The Registrant’s Board has determined that it has one audit committee financial expert serving on its audit committee: Robin Josephs. Ms. Josephs is an “independent” Director, as defined in paragraph (a)(2) of Item 3. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

– Aggregate fees billed to the Registrant for the period from March 31, 2008 (the Registrant’s inception), through June 30, 2008 for professional services rendered by the Registrant’s principal accountant were as follows:

Period Ended June 30, 2008
(a) Audit Fees	$10,000
(b) Audit-Related Fees	—
(c) Tax Fees	—
(d) All Other Fees	—

Aggregate fees billed by the Registrant’s principal accountant for the period from March 31, 2008 (the Registrant’s inception), through June 30, 2008 for non-audit services provided to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with Black Creek FOF Advisor LLC (the “Adviser”) that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

Period Ended June 30, 2008
Audit-Related Fees	—
Tax Fees	—
All Other Fees	—

(e) (1)	The Audit Committee pre-approves audit and non-audit services performed for the Registrant by the principal accountant. The Audit Committee also pre-approves non-audit services performed by the Registrant’s principal accountant for the Registrant’s Adviser and affiliates servicing the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate pre-approval authority to a subcommittee of one or more of its members. Any decision of the subcommittee to grant pre-approvals is presented to the full Audit Committee at its next regularly scheduled meeting.

(e) (2)	No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)	Aggregate Non-Audit Fees: The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant were $0 for the period from March 31, 2008 (the Registrant’s inception), through June 30, 2008

(h)	Not applicable

Item 5.	Audit Committee of Listed Registrants

(a)	The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The committee members are: John Roberts, Robin Josephs and James Risoleo.

(b)	Not applicable.

Item 6.	Schedule of Investments

Not applicable as the Registrant has not yet made investments.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has delegated, subject to the supervision of the Board, the voting of proxies relating to its voting securities to the Adviser and Dividend Capital Investments LLC (“Sub-Adviser”). The Proxy and Corporate Action Voting Policies and Procedures of the Adviser and Sub-Adviser are attached as Exhibit 99.PROXYPOL hereto.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) (1)	The Adviser’s investment committee (“Investment Committee”) is charged with the overall management of the Registrant’s portfolio, including the development and implementation of overall portfolio strategy and the day-to-day management of the portfolio. Members of the Investment Committee include: (1) Mr. Howard Margolis; (2) Mr. Gregory M. Moran; (3) Mr. Amitabh Godha; and (4) Mr. Javier Barrios (collectively, the “Committee Members”).

Howard Margolis is known as the “Portfolio Manager.” Howard Margolis, Gregory Moran, Amitabh Godha and Javier Barrios are collectively known as the “Managers.

Biographical Information

Biographical information regarding the Committee Members is set forth below:

Howard J. Margolis, Portfolio Manager. Howard J. Margolis is a Managing Director of Black Creek Capital. Mr. Margolis has 17 years of institutional real estate experience. Previously, Mr. Margolis was Senior Vice President of Investments with the Government of Singapore Investment Corporation (“GIC Real Estate”) for three years, one of the world’s largest and leading international real estate investment firms. Mr. Margolis was primarily responsible for the origination and structuring of joint ventures, fund investments and corporate investment with both public and private entities on behalf of GIC Real Estate. Prior to joining GIC Real Estate, he was an Executive Director in the Real Estate Investment Banking group of UBS. While at UBS, Mr. Margolis was responsible for client coverage as well as advisory, mergers, bond underwritings, CMBS and credit and equity linked transactions in which UBS acted as the Lead or Co-lead manager. Prior to joining UBS, Mr. Margolis was the Director of Acquisitions for City Hotels USA, a European based public hotel company. Mr. Margolis also worked as an Acquisition Associate for Federal Realty Investment Trust and for Citicorp N.A. in the Real Estate Finance Group. Mr. Margolis holds a Bachelor’s degree in management from Tulane University and holds an M.B.A. from the Columbia University Graduate School of Business. Mr. Margolis is a member of the National Association of Real Estate Investment Trusts (“NAREIT”) and the Urban Land Institute (“ULI”) and a board member of The Kids Foundation for Developmental Disabilities.

Gregory M. Moran. Gregory M. Moran joined Dividend Capital Group affiliate Dividend Capital Total Realty Trust in 2005 as a Vice President. Mr. Moran has been an active participant in the institutional real estate community since 1998. From December 2001 through July 2005, Mr. Moran was a Portfolio

Manager in the Real Estate Investment Group for the Public Employees’ Retirement Association of Colorado where he was directly involved in the ongoing management of a global real estate investment portfolio with over $2 billion of invested equity. Mr. Moran was responsible for sourcing and underwriting new investment opportunities, ongoing asset management of existing portfolio investments and relationship management for over a dozen strategic partners and advisors. From September 1998 through December 2001, Mr. Moran worked in the Capital Markets Group at Sonnenblick-Goldman Company, most recently as a Vice President. During this time, Mr. Moran was responsible for raising and structuring debt and equity investments in commercial real estate projects on behalf of public and private real estate investment companies. Mr. Moran received his Bachelor in Business Administration and Master in Professional Accounting at the University of Texas at Austin – McCombs School of Business and is also a CFA Charterholder.

Amitabh Godha. Amitabh Godha is Senior Vice President for the Sub-Adviser, and serves as Portfolio Manager for the Dividend Capital Realty Income Allocation Fund (NYSE: DCA), Dividend Capital Global Realty Exposure Fund (NYSE:DCW), both closed-end mutual funds, and Dividend Capital Realty Income Fund, an open-end mutual fund. Mr. Godha is also a member of the Sub-Adviser’s Investment Committee. Mr. Godha has more than 12 years of experience spanning investment banking, private equity and investment management. Prior to joining the Sub-Adviser in 2003, Mr. Godha started a consulting business, assisting early-stage companies with capital-raising and providing private equity funds with merger and acquisition and leveraged buyout analyses. Additionally, Mr. Godha’s experience includes working as an associate at Cahill, Warnock & Company, a private equity fund based in Baltimore, Maryland. Mr. Godha began his career at Lehman Brothers as an analyst in the investment banking division. Mr. Godha holds a Bachelor’s degree in finance from Georgetown University and an MBA from The Wharton School of the University of Pennsylvania.

Javier Barrios. Javier Barrios is the President of Black Creek Mexico Residential Fund and a managing director of Black Creek Capital. Prior to joining Black Creek Capital, Mr. Barrios was CEO of BCBA Residential in Mexico City. He founded BCBA in 1991 and continues as a member of the board. BCBA’s primary focus is middle-income and high-end residential development, addressing the first and second home markets. Mr. Barrios grew BCBA from a single asset entity to a fully integrated development firm with 90 employees, a presence in 8 cities and more than 42 projects. During his tenure, BCBA generated sales in excess of U.S. $1.1 billion. While at BCBA, he placed one of the first investment grade Mexican mortgage backed security and structured several equity investment programs with Mexican and U.S. institutional investors. He is a founding partner and former President of metroscubicos.com, currently the largest real estate portal, magazine and online brokerage network in Latin America. In addition, he is a founder of Kionetworks, a leading data center developer and operator in Mexico. Mr. Barrios is a past president of the ADI, the national developers association. Prior to forming BCBA, Mr. Barrios worked in corporate finance at Citbank’s Mexican subsidiary. Mr. Barrios holds an engineering degree from Universidad Panamericana and an MBA from Harvard University.

(a) (2) The following tables provide information about the registered investment companies, other pooled investment vehicles and other accounts managed by members of the General Partner’s, the Adviser’s or Sub-Adviser’s management teams (each a “Manager”) who are primarily responsible for the day-to-day management of the Registrant.

As of June 30, 2008, Messrs. Margolis, Moran, Godha and Barrios managed or was a member of the management team for the following client accounts:

		Number of All Other Accounts		Total Assets of All Other Accounts (in millions)
Mr. Margolis:	Other Registered Investment Companies	0		$0
	Other Pooled Investment Vehicles	1	*	$0
	Other Accounts	0		$0

Mr. Moran:	Other Registered Investment Companies	0		$0
	Other Pooled Investment Vehicles	1	*	$0
	Other Accounts	0		$0

Mr. Godha:	Other Registered Investment Companies	3		$210
	Other Pooled Investment Vehicles	3	*	$162
	Other Accounts	3		$78

Mr. Barrios:	Other Registered Investment Companies	0		$0
	Other Pooled Investment Vehicles	2	*	$0
	Other Accounts	0		$0

*	Includes Black Creek Global Real Estate Fund of Funds, L.P. (the “Private Fund”), another fund of funds that is being offered contemporaneously with the Registrant in order to accommodate tax-related and other considerations of targeted investors that, among other things, will invest with the Registrant in Portfolio Funds. This vehicle is in process of being raised and therefore does not have a number for total assets. The Private Fund charges a performance fee.

Certain members of the Sub-Adviser manage other investment companies, pooled investment vehicles or accounts. The following tables provide information about the registered investment companies, other pooled investment vehicles and other accounts managed by the Investment Committee Members as of June 30, 2008.

		Number of All Other Accounts		Total Assets of All Other Accounts (in millions)
Mr. Godha:	Other Registered Investment Companies	3		$210
	Other Pooled Investment Vehicles	3	*	$162
	Other Accounts	3		$78

Jeff Randall:	Other Registered Investment Companies	3		$210
	Other Pooled Investment Vehicles	2		$162
	Other Accounts	3		$78

Karen Kulvin:	Other Registered Investment Companies	3		$210
	Other Pooled Investment Vehicles	2		$162
	Other Accounts	3		$78

Jeff Taylor:	Other Registered Investment Companies	3		$210
	Other Pooled Investment Vehicles	2		$162
	Other Accounts	3		$78

*	Includes Black Creek Global Real Estate Fund of Funds, L.P. (the “Private Fund”), another fund of funds that is being offered contemporaneously with the Partnership in order to accommodate tax-related and other considerations of targeted investors that, among other things, will invest with the Partnership in Portfolio Funds. This vehicle is in process of being raised and therefore does not have a number for total assets. The Private Fund charges a performance fee.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between the management team’s management of the investments of the Partnership, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Registrant or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Partnership. The other accounts might also have different investment objectives or strategies than the Partnership.

Knowledge and Timing of Partnership Trades. A potential conflict of interest may arise as a result of the management team’s day-to-day management of the Registrant. Because of their positions with the General Partner, the Adviser, the Sub-Adviser and the Registrant, each Manager knows the size, timing and possible market impact of the Registrant’s trades. It is theoretically possible that the Managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Registrant.

Investment Opportunities. A potential conflict of interest may arise as a result of a Manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Registrant and other accounts managed by a Manager, but may not be available in sufficient quantities for both the Registrant and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Registrant and another account.

Investment decisions for the Registrant are made independently from those of other clients. If, however, the Registrant desires to invest in the same Portfolio Fund as another client, the available investment will be allocated equitably, generally pro rata according to the relative amount of assets the Registrant and the one or more other clients have available to invest, but also taking into consideration the percentage of the Registrant’s or other client’s portfolio that would be represented by the investment and the amount of exposure to the investment that is appropriate for the Registrant or the other client, as the case may be. Decisions in this regard are necessarily subjective and there is no requirement that the Registrant participates, or participates to the same extent as the other client, in all investments. This process may adversely affect the amount the Registrant will be able to invest in a Portfolio Fund.

Under the Adviser’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and the Adviser’s investment outlook. The Adviser has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Registrant and certain other accounts, including investment opportunity allocation issues.

(a) (3) Portfolio Management Compensation

The objective of the Adviser’s and Sub-Adviser’s portfolio compensation programs is to provide pay and long-term compensation for its employees that is competitive with the mutual fund/investment advisory market relative to their size and geographical location. Members of the management team participate in a compensation program that includes base salary, the potential for a discretionary bonus and the potential for long-term incentives. Compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained investment performance.

Base Salary. Each Manager is paid a base salary. In setting the base salary, management’s intention is to be competitive in light of a Manager’s experience and responsibilities. The base salary is also a function of industry salary rates and individual performance as measured against annual goals.

Annual Bonus. Each Manager is eligible to receive an annual cash bonus that may be equal to as much as 200% of his/her annual base salary. This bonus is determined by a Manager’s contribution to investment management results consistent with the Registrant’s stated investment objectives as well as other qualitative and quantitative factors taken into consideration.

Long-Term Incentive Program. Each Manager has the potential to participate in a long-term incentive program which may include an equity ownership program. Equity ownership is awarded based on individual contributions to the Adviser’s or Sub-Adviser’s business and the long-term potential of that individual to the Adviser or the Sub-Adviser.

(a) (4)	The following table shows the dollar range of shares of the Registrant owned by the Committee Members as of June 30, 2008.

Name	$0	$1-$10,000	$10,001-$50,000
Mr. Margolis	X

Mr. Moran	X

Ms. Godha	X

Mr. Barrios	X

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders

Not applicable.

Item 11 - Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer, Treasurer, and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

(a) (1) (i)	The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 12.A.1.

(a) (1) (ii)	The Proxy and Corporate Action Voting Policies and Procedures of the Adviser and Sub-Adviser are attached hereto as Exhibit 99.PROXYPOL.

(a) (2)	The certifications required by Rule 30a-2(a) of the Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

(a) (3)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) of the Act (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Global Real Estate Fund of Funds, L.P.

By:	/s/ Howard J. Margolis
Howard J. Margolis
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Howard J. Margolis
Howard J. Margolis
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date: August 28, 2008